Summary of Significant Accounting Policies (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage		0.00%
Ordinary shares	[1]	26,736	42
Rreverse stock split, description		The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026 and September 1, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares and one (1) share for five (5) share, one (1) share for five (5) shares, one (1) share for three (3), one (1) share for four (4) shares, one (1) share for three (3) shares and one (1) share for three (3) shares respectively.
Lease term		12 months
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares		26,736
Ordinary shares, par value
Rreverse stock split, description		The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025, August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026 and September 1, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares, one (1) share for five (5) shares, one (1) share for five (5) shares, one (1) share for three (3) shares, one (1) share for four (4) shares, one (1) share for three (3) shares and one (1) share for three (3) shares respectively.

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued, in March 2026 of 1 share for every 4 shares issued, in July 2026 of 1 share for every 3 shares issued, and in September 2026 of 1 share for every 3 shares issued respectively.